Trade Accounts Receivable, Net - Receivable from Coca-Cola (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The Coca-Cola company
Trade Accounts Receivable, Net
Contributions from related parties	$ 2,450	$ 1,170	$ 2,437